CONDENSED CONSOLIDATED STATEMENTS OF REDEEMABLE CONVERTIBLE PREFERRED STOCK AND STOCKHOLDERS' DEFICIT (UNAUDITED) (Parenthetical) - USD ($) $ in Thousands	3 Months Ended
	Jun. 30, 2023	Sep. 30, 2022	Jun. 30, 2022	Mar. 31, 2022
Series A-2 [Member]
Issuance costs		$ 4	$ 27	$ 66
IPO [Member]
Issuance costs	$ 1,200